STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)							3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 24, 2021	Apr. 02, 2021	Mar. 22, 2021	Feb. 28, 2021	Dec. 19, 2020	Apr. 07, 2016	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2021	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services							$ 866,724	$ 471,000	$ 92,301			$ 2,033,599	$ 969,550
Stock Issued During Period, Shares, New Issues								250,000
Selling, General and Administrative Expense										$ 600,750
Stock Issued During Period, Value, New Issues													$ 25,000
Shares held in escrows	1,500,000	2,650,000
[custom:DeclarationOfWarrantIssuanceDescription]			On March 22, 2021, the Company declared a warrant dividend to the shareholders of record on April 1, 2021, to be administered via its transfer agent Liberty Stock Transfer. On April 8, 2021, the Company issued the warrants to its shareholder at a rate of 1 warrant for each 10 shares owned as of April 1, 2021. The warrant entitles the holder to purchase one restricted share of GTII common stock for a price of $2.75 (the strike price). The warrant has a
Warrants and Rights Outstanding, Term			2 years
Warrants and Rights Outstanding, Maturity Date			Apr. 08, 2023
Dividends Payable							$ 57,689,800			$ 57,689,800
Common Stock, Shares, Issued	1,500,000						245,315,000			245,315,000		230,498,005	205,277,990
Common Stock, Shares Authorized							550,000,000			550,000,000		350,000,000	350,000,000		550,000,000
Preferred Stock, Shares Authorized							50,000			50,000		50,000	50,000
Preferred Stock, Voting Rights														Voting Rights to include: the right to vote in an amount equal to 51% of the total vote with respect to any proposal relating to (a) increasing the authorized share capital of the Company
Preferred Stock, Shares Issued							1,000			1,000		1,000	1,000
Common Stock, Par or Stated Value Per Share							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			23,364,803
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.75
Imputed interest on Loan										$ 6,720	$ 6,720	$ 13,440	$ 13,440
Notes Payable Related Party [Member] | Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					4,500,664
Share Price					$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					2 years
Share-based Payment Arrangement, Expense					$ 447,813
Non-Interest-Bearing Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Imputed interest on Loan							$ 3,360		$ 3,360
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized						1,000	50,000			50,000						1,000
Preferred Stock, Voting Rights						Super voting power, wherein the
Preferred Stock, Shares Issued						1,000
Bronx Family Eye Care, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions		2,650,000
Revenues		$ 1,000,000
Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues				6,000,000
Stock Issued During Period, Value, New Issues				$ 6,000,000
Issuances of Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, shares										4,666,995	4,540,000
Stock Issued During Period, Value, Issued for Services										$ 1,337,724	$ 92,301
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, shares							166,995	4,500,000	4,540,000			25,224,840	33,500,000
Stock Issued During Period, Value, Issued for Services							$ 167	$ 4,500	$ 4,540			$ 25,225	$ 33,500
Stock Issued During Period, Shares, New Issues													1,000,000
Stock Issued During Period, Value, New Issues													$ 1,000
Stock Issued During Period, Shares, Acquisitions								6,000,000
[custom:PercentageOfOutstandingInterest]	100.00%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.10